Cover	12 Months Ended
Jun. 30, 2026 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-41774
Entity Registrant Name	GMEX ROBOTICS CORPORATION
Entity Central Index Key	0001928581
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	5 Starkie Drive
Entity Address, Address Line Two	Bankstown Aerodrome
Entity Address, City or Town	NSW
Entity Address, Country	AU
Entity Address, Postal Zip Code	2198
Title of 12(b) Security	Class A Ordinary Shares, par value $0.000001 per share
Trading Symbol	GMEX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Astra Audit & Advisory LLC
Auditor Firm ID	6920
Auditor Location	Tampa, Florida
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding | shares	361,361
Entity Listing, Par Value Per Share | $ / shares	$ 0.000001
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding | shares	89
Entity Listing, Par Value Per Share | $ / shares	$ 0.000001
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5 Starkie Drive
Entity Address, Address Line Two	Bankstown Aerodrome
Entity Address, City or Town	NSW
Entity Address, Country	AU
Entity Address, Postal Zip Code	2198
City Area Code	+612
Local Phone Number	95245266
Contact Personnel Name	Chun Wai Edwin Tam
Contact Personnel Email Address	Email: edwin@gymdirect.com.au